MoA Catholic Values Index Fund Investment Objectives and Goals - MoA Catholic Values Index Fund	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	MoA Catholic Values Index FundTM
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks investment results (before fees and expenses) that correspond to the investment performance of the S&P 500® Catholic Values Index.